Average Annual Total Returns - Admiral - Vanguard Materials Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	19.44%	12.86%	8.75%	18.86%	12.36%	8.28%	11.78%	10.20%	7.05%	19.54%	12.94%	8.84%	21.01%	15.46%	13.84%